UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya MidCap Opportunities Portfolio

Voya SmallCap Opportunities Portfolio

The schedules are not audited.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 23.7%
213,887	@	Burlington Stores, Inc.	$20,809,066	1.7
243,558		Coach, Inc.	10,066,252	0.8
213,464	@	Dave & Buster's Entertainment, Inc.	13,040,516	1.1
192,524	@	Dish Network Corp. - Class A	12,223,349	1.0
306,532	@	Dollar Tree, Inc.	24,050,501	2.0
56,209		Domino's Pizza, Inc.	10,359,319	0.8
236,397		Foot Locker, Inc.	17,684,859	1.4
179,125		Hasbro, Inc.	17,880,257	1.4
1,002,114		Interpublic Group of Cos., Inc.	24,621,941	2.0
239,204		Marriott International, Inc.	22,528,233	1.8
135,327	@	O'Reilly Automotive, Inc.	36,516,638	3.0
724,736	L	Regal Entertainment Group	16,364,539	1.3
366,743		Ross Stores, Inc.	24,157,361	2.0
246,975		Scripps Networks Interactive - Class A	19,355,431	1.6
78,479	@	Ulta Salon Cosmetics & Fragrance, Inc.	22,384,565	1.8
			292,042,827	23.7

		Consumer Staples: 7.1%
292,134		Campbell Soup Co.	16,721,750	1.3
418,825		Church & Dwight Co., Inc.	20,886,803	1.7
320,765	@	Monster Beverage Corp.	14,809,720	1.2
222,627	@	Post Holdings, Inc.	19,484,315	1.6
301,711		Sysco Corp.	15,664,835	1.3
			87,567,423	7.1

		Energy: 1.8%
91,020	@	Diamondback Energy, Inc.	9,440,139	0.8
214,777		EQT Corp.	13,122,875	1.0
			22,563,014	1.8

		Financials: 5.6%
260,551		Arthur J. Gallagher & Co.	14,731,553	1.2
322,237		Citizens Financial Group, Inc.	11,133,288	0.9
255,425		Intercontinental Exchange, Inc.	15,292,295	1.3
41,091		MarketAxess Holdings, Inc.	7,704,152	0.6
509,009		TD Ameritrade Holding Corp.	19,780,090	1.6
			68,641,378	5.6

		Health Care: 15.5%
111,482	@	Abiomed, Inc.	13,957,547	1.1
186,954	@	BioMarin Pharmaceutical, Inc.	16,410,822	1.3
122,583	@	Edwards Lifesciences Corp.	11,531,383	0.9
612,622	@,L	Exact Sciences Corp.	14,470,132	1.2
293,230	@	Exelixis, Inc.	6,354,294	0.5
304,929	@	Hologic, Inc.	12,974,729	1.1
27,262	@	Intuitive Surgical, Inc.	20,895,505	1.7
108,926	@	Laboratory Corp. of America Holdings	15,627,613	1.3
147,780	@	Nevro Corp.	13,846,986	1.1
166,420	@	NuVasive, Inc.	12,428,246	1.0
203,786		PerkinElmer, Inc.	11,831,815	1.0
216,888	@	Prestige Brands Holdings, Inc.	12,050,297	1.0
45,296	@	Quintiles IMS Holdings, Inc.	3,647,687	0.3
453,925		Zoetis, Inc.	24,225,977	2.0
			190,253,033	15.5

		Industrials: 14.0%
215,511		Alaska Air Group, Inc.	19,874,424	1.6
131,696		Equifax, Inc.	18,008,111	1.5
257,781		Fortive Corp.	15,523,572	1.3
174,618		Ingersoll-Rand PLC - Class A	14,199,936	1.1
504,450		Masco Corp.	17,146,255	1.4
61,388		MSC Industrial Direct Co.	6,308,231	0.5
142,494		Orbital ATK, Inc.	13,964,412	1.1
525,907	@	Quanta Services, Inc.	19,516,409	1.6
128,387		Stanley Black & Decker, Inc.	17,058,781	1.4
79,984		TransDigm Group, Inc.	17,609,277	1.4
155,346		Waste Connections, Inc.	13,704,624	1.1
			172,914,032	14.0

		Information Technology: 23.4%
389,596		Amphenol Corp.	27,727,547	2.3
644,072	@	Ciena Corp.	15,206,540	1.2
29,476	@	CoStar Group, Inc.	6,108,017	0.5
323,670	@	Electronic Arts, Inc.	28,974,938	2.4
200,029	@	Fiserv, Inc.	23,065,344	1.9
544,247		Flir Systems, Inc.	19,745,281	1.6
139,769	@	Gartner, Inc.	15,093,654	1.2
164,057		Global Payments, Inc.	13,236,119	1.1
38,220		LogMeIn, Inc.	3,726,450	0.3
441,402		Maxim Integrated Products	19,845,434	1.6
344,995		Microchip Technology, Inc.	25,453,731	2.1
73,270		Motorola Solutions, Inc.	6,317,339	0.5
237,682		Paychex, Inc.	13,999,470	1.1
217,741	@	Red Hat, Inc.	18,834,597	1.5
485,965		SS&C Technologies Holdings, Inc.	17,203,161	1.4
355,944	@	Vantiv, Inc.	22,823,129	1.9
108,032	@,L	VMware, Inc.	9,954,069	0.8
			287,314,820	23.4

		Materials: 4.3%
246,915	@	Berry Plastics Group, Inc.	11,992,662	1.0
348,785	@	Crown Holdings, Inc.	18,468,166	1.5
247,552		Packaging Corp. of America	22,680,714	1.8
			53,141,542	4.3

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 4.0%
48,916	Equinix, Inc.	$19,584,499	1.6
234,915	Equity Lifestyle Properties, Inc.	18,102,550	1.5
427,965	@ Uniti Group, Inc.	11,062,895	0.9
		48,749,944	4.0

	Total Common Stock
	(Cost $1,064,264,331)	1,223,188,013	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Securities Lending Collateralcc: 3.0%
8,821,143	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $8,821,730, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $8,997,568, due 04/01/17-02/20/67)	8,821,143	0.7
8,821,143	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $8,821,738, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,997,566, due 05/11/17-12/01/51)	8,821,143	0.7
1,856,272	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $1,856,422, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $1,893,397, due 03/01/37-02/01/47)	1,856,272	0.2
8,821,143	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $8,821,730, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $8,997,566, due 04/19/17-02/20/67)	8,821,143	0.7
8,821,100	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $8,821,753, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,997,532, due 01/15/19-02/15/46)	8,821,100	0.7
		37,140,801	3.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
2,040,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $2,040,000)	2,040,000	0.2

	Total Short-Term Investments
	(Cost $39,180,801)	39,180,801	3.2

	Total Investments in Securities (Cost $1,103,445,132)	$1,262,368,814	102.6
	Liabilities in Excess of Other Assets	(32,345,765)	(2.6)
	Net Assets	$1,230,023,049	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited) (Continued)

Cost for federal income tax purposes is $1,105,455,064.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$168,691,505
Gross Unrealized Depreciation	(11,777,755)

Net Unrealized Appreciation	$156,913,750

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$1,223,188,013	$–	$–	$1,223,188,013
Short-Term Investments	2,040,000	37,140,801	–	39,180,801
Total Investments, at fair value	$1,225,228,013	$37,140,801	$–	$1,262,368,814

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Consumer Discretionary: 17.3%
105,936		AMC Entertainment Holdings, Inc.	$3,331,687	0.8
279,888	L	American Eagle Outfitters, Inc.	3,926,829	0.9
149,704	@	At Home Group, Inc.	2,269,513	0.5
100,535	L	Big Lots, Inc.	4,894,044	1.1
215,867	@	Boyd Gaming Corp.	4,751,233	1.1
74,421	@	Bright Horizons Family Solutions, Inc.	5,394,778	1.3
63,454		CalAtlantic Group, Inc.	2,376,352	0.6
86,348		Camping World Holdings, Inc.	2,783,860	0.6
75,822		Cheesecake Factory	4,804,082	1.1
29,918		Childrens Place Retail Stores, Inc.	3,591,656	0.8
135,203		ClubCorp Holdings, Inc.	2,170,008	0.5
160,795		Dana, Inc.	3,104,951	0.7
177,200		Extended Stay America, Inc.	2,824,568	0.7
116,951	@	Imax Corp.	3,976,334	0.9
117,355	@,L	J. Jill, Inc.	1,654,705	0.4
50,299		Jack in the Box, Inc.	5,116,414	1.2
61,018		Monro Muffler Brake, Inc.	3,179,038	0.7
129,062	@	Nautilus, Inc.	2,355,381	0.6
179,252		Planet Fitness, Inc.	3,454,186	0.8
19,515		Pool Corp.	2,328,725	0.5
62,790	@	Sotheby's	2,855,689	0.7
52,029	@	Universal Electronics, Inc.	3,563,987	0.8
			74,708,020	17.3

		Consumer Staples: 1.2%
128,818	@	Blue Buffalo Pet Products, Inc.	2,962,814	0.7
97,391	L	Vector Group Ltd.	2,025,733	0.5
			4,988,547	1.2

		Energy: 1.8%
100,404	@	Carrizo Oil & Gas, Inc.	2,877,579	0.7
23,079	@,L	Dril-Quip, Inc.	1,258,959	0.3
67,330	@	Unit Corp.	1,626,693	0.4
39,510		US Silica Holdings, Inc.	1,896,085	0.4
			7,659,316	1.8

		Financials: 4.8%
60,184		Bank of the Ozarks, Inc.	3,130,170	0.7
32,920		Evercore Partners, Inc.	2,564,468	0.6
73,571		Houlihan Lokey, Inc.	2,534,521	0.6
222,720		Janus Capital Group, Inc.	2,939,904	0.7
226,164	@	MGIC Investment Corp.	2,291,041	0.5
28,419		Primerica, Inc.	2,336,042	0.5
33,985	@	Texas Capital Bancshares, Inc.	2,836,048	0.7
124,755		Virtu Financial, Inc.	2,120,835	0.5
			20,753,029	4.8

		Health Care: 19.3%
36,316	@	Aerie Pharmaceuticals, Inc.	1,646,931	0.4
58,029	@	Air Methods Corp.	2,495,247	0.6
76,814	@	Amedisys, Inc.	3,924,427	0.9
106,341	@	Catalent, Inc.	3,011,577	0.7
34,461	@	Charles River Laboratories International, Inc.	3,099,767	0.7
18,075		Chemed Corp.	3,302,122	0.8
18,283	@	Clovis Oncology, Inc.	1,164,079	0.3
69,705	@	Dermira, Inc.	2,377,638	0.6
62,848	@	Epizyme, Inc.	1,077,843	0.3
117,356	@,L	Exact Sciences Corp.	2,771,949	0.6
63,856	@	Exelixis, Inc.	1,383,760	0.3
130,009	@,L	Halozyme Therapeutics, Inc.	1,684,917	0.4
75,912	@	HealthEquity, Inc.	3,222,464	0.7
125,486		Healthsouth Corp.	5,372,056	1.2
44,214		Hill-Rom Holdings, Inc.	3,121,508	0.7
101,468	@	Horizon Pharma PLC	1,499,697	0.4
93,464	@,L	Lexicon Pharmaceuticals, Inc.	1,340,274	0.3
21,857	@,L	Ligand Pharmaceuticals, Inc.	2,313,345	0.5
45,872	@	MacroGenics, Inc.	853,219	0.2
26,587	@	Masimo Corp.	2,479,504	0.6
139,210	@	Merit Medical Systems, Inc.	4,023,169	0.9
35,702	@,L	Myovant Sciences Ltd.	419,141	0.1
113,820	@	Natus Medical, Inc.	4,467,435	1.0
28,823	@	Neogen Corp.	1,889,348	0.4
46,322	@	NuVasive, Inc.	3,459,327	0.8
52,950	@	Omnicell, Inc.	2,152,417	0.5
72,493		Owens & Minor, Inc.	2,508,258	0.6
42,340	@	Pacira Pharmaceuticals, Inc.	1,930,704	0.5
48,692	@	Portola Pharmaceuticals, Inc.	1,908,239	0.4
60,993	@	Prestige Brands Holdings, Inc.	3,388,771	0.8
31,479	@,L	Prothena Corp. PLC	1,756,213	0.4
48,145	@,L	Radius Health, Inc.	1,860,804	0.4
187,504	@	Select Medical Holdings Corp.	2,503,178	0.6
225,915	@,L	TherapeuticsMD, Inc.	1,626,588	0.4
19,744	@,L	Ultragenyx Pharmaceutical, Inc.	1,338,248	0.3
			83,374,164	19.3

		Industrials: 15.0%
126,730		Actuant Corp.	3,339,335	0.8
46,373	@	Advisory Board Co.	2,170,256	0.5
28,337		Allegiant Travel Co.	4,541,004	1.1
68,830	@	Beacon Roofing Supply, Inc.	3,383,683	0.8
50,675		CIRCOR International, Inc.	3,012,122	0.7
53,874		EnPro Industries, Inc.	3,833,674	0.9
39,671		Exponent, Inc.	2,362,408	0.5
37,440	@	FTI Consulting, Inc.	1,541,405	0.4
96,042		Healthcare Services Group, Inc.	4,138,450	1.0

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
87,749		Knight Transportation, Inc.	$2,750,931	0.6
134,510		Knoll, Inc.	3,202,683	0.7
98,722		Korn/Ferry International	3,108,756	0.7
46,801	L	Lindsay Corp.	4,124,104	1.0
22,710		Matthews International Corp.	1,536,331	0.4
43,643		Regal-Beloit Corp.	3,301,593	0.8
80,739		Simpson Manufacturing Co., Inc.	3,479,044	0.8
28,961	@	Teledyne Technologies, Inc.	3,662,408	0.8
30,685		Toro Co.	1,916,585	0.4
83,860	@	TrueBlue, Inc.	2,293,571	0.5
53,434		Watts Water Technologies, Inc.	3,331,610	0.8
53,166		Woodward, Inc.	3,611,035	0.8
			64,640,988	15.0

		Information Technology: 24.9%
35,743	@	Aspen Technology, Inc.	2,105,978	0.5
113,085	@	BroadSoft, Inc.	4,546,017	1.1
112,965	@	CalAmp Corp.	1,896,682	0.4
105,789	@	Cardtronics plc	4,945,636	1.1
19,131	@	Coherent, Inc.	3,934,099	0.9
78,609	@	Commvault Systems, Inc.	3,993,337	0.9
117,400	@	Cray, Inc.	2,571,060	0.6
211,561		Cypress Semiconductor Corp.	2,911,079	0.7
80,274	@	Electronics for Imaging, Inc.	3,919,779	0.9
49,369	@	Ellie Mae, Inc.	4,950,230	1.2
79,178	@	EPAM Systems, Inc.	5,979,523	1.4
34,848	@	Euronet Worldwide, Inc.	2,980,201	0.7
40,009		Fair Isaac Corp.	5,159,161	1.2
64,990		Flir Systems, Inc.	2,357,837	0.5
57,426	@	Guidewire Software, Inc.	3,234,807	0.8
155,511	@	Infinera Corp.	1,590,878	0.4
222,355	@	Integrated Device Technology, Inc.	5,263,143	1.2
41,082		j2 Global, Inc.	3,447,191	0.8
23,943		Littelfuse, Inc.	3,828,725	0.9
53,627	@	Manhattan Associates, Inc.	2,791,285	0.6
96,146	@,L	Match Group, Inc.	1,570,064	0.4
60,166	@	Microsemi Corp.	3,100,354	0.7
29,496		Monolithic Power Systems, Inc.	2,716,582	0.6
75,118		National Instruments Corp.	2,445,842	0.6
60,347	@	Netscout Systems, Inc.	2,290,169	0.5
44,278		Power Integrations, Inc.	2,911,278	0.7
56,312	@	Proofpoint, Inc.	4,187,360	1.0
78,212	@	PROS Holdings, Inc.	1,891,948	0.4
129,081	@	Rapid7, Inc.	1,933,633	0.5
124,406	@	RingCentral, Inc.	3,520,690	0.8
59,177	@	SPS Commerce, Inc.	3,461,263	0.8
64,389	@	Synaptics, Inc.	3,187,899	0.7
22,295		Universal Display Corp.	1,919,599	0.4
			107,543,329	24.9

		Materials: 6.6%
138,732	@	Boise Cascade Co.	3,704,145	0.9
153,240		Commercial Metals Co.	2,931,481	0.7
54,322		Greif, Inc. - Class A	2,992,599	0.7
66,236		HB Fuller Co.	3,415,128	0.8
349,114		Hecla Mining Co.	1,846,813	0.4
113,461		KapStone Paper and Packaging Corp.	2,620,949	0.6
48,480		Minerals Technologies, Inc.	3,713,568	0.9
73,311		PolyOne Corp.	2,499,172	0.6
78,926	L	Valvoline, Inc.	1,937,633	0.4
58,327		Worthington Industries, Inc.	2,629,965	0.6
			28,291,453	6.6

		Real Estate: 4.1%
69,980		DuPont Fabros Technology, Inc.	3,470,308	0.8
53,768		EastGroup Properties, Inc.	3,953,561	0.9
16,542	L	Life Storage, Inc.	1,358,429	0.3
89,095		QTS Realty Trust, Inc.	4,343,381	1.0
87,143		Terreno Realty Corp.	2,440,004	0.6
83,309		Urban Edge Properties	2,191,027	0.5
			17,756,710	4.1

		Telecommunication Services: 1.2%
109,985	@	Boingo Wireless, Inc.	1,428,705	0.3
85,681		Cogent Communications Holdings, Inc.	3,688,567	0.9
			5,117,272	1.2

	Total Common Stock
	(Cost $359,574,390)		414,832,828	96.2

EXCHANGE-TRADED FUNDS: 2.0%
52,987		iShares Russell 2000 Growth Index Fund	8,565,878	2.0

	Total Exchange-Traded Funds
	(Cost $7,205,783)		8,565,878	2.0

RIGHTS: 0.0%
		Health Care: 0.0%
29,795	@	Dyax, Corp. - CVR	33,073	0.0

	Total Rights
	(Cost $15,806)		33,073	0.0

	Total Long-Term Investments
	(Cost $366,795,979)		423,431,779	98.2

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.2%
	Securities Lending Collateralcc: 6.0%
6,167,628	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $6,168,039, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $6,290,982, due 04/01/17-02/20/67)	$6,167,628	1.4
6,167,628	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $6,168,044, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $6,290,980, due 05/11/17-12/01/51)	6,167,628	1.4
1,297,854	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $1,297,959, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $1,323,811, due 03/01/37-02/01/47)	1,297,854	0.3
6,167,628	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $6,168,039, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $6,290,981, due 04/19/17-02/20/67)	6,167,628	1.5
6,167,600	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $6,168,056, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,290,959, due 01/15/19-02/15/46)	6,167,600	1.4
		25,968,338	6.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
9,212,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $9,212,000)	9,212,000	2.2

	Total Short-Term Investments
	(Cost $35,180,338)	35,180,338	8.2

	Total Investments in Securities (Cost $401,976,317)	$458,612,117	106.4
	Liabilities in Excess of Other Assets	(27,629,401)	(6.4)
	Net Assets	$430,982,716	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $403,224,022.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$64,134,130
Gross Unrealized Depreciation	(8,746,035)

Net Unrealized Appreciation	$55,388,095

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$414,832,828	$–	$–	$414,832,828
Exchange-Traded Funds	8,565,878	–	–	8,565,878
Rights	–	–	33,073	33,073
Short-Term Investments	9,212,000	25,968,338	–	35,180,338
Total Investments, at fair value	$432,610,706	$25,968,338	$33,073	$458,612,117

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Products Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 26, 2017